Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Blend Fund, Inc.
Entity Central Index Key	0000356683
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM Jennison Blend Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class A
Trading Symbol	PBQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class A	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally advanced but experienced bouts of volatility. Despite sticky inflation, higher longer-term rates, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty (primarily the U.S. war with Iran), equities gained ground due to a broadening of market leadership beyond mega-cap technology stocks that was supported by resilient earnings, as many areas of the market saw growth accelerate off weak, year-ago comparisons after several years of sub-trend fundamentals. Generally speaking, small caps outperformed large caps, and value outperformed growth over the period.
■
Stock selection within the healthcare (led by biotechnology) and financials (driven by capital markets) sectors contributed the most to the
Fund’s performance relative to its benchmark, the Russell 3000 Index (the “Index”).
■
Conversely, security selection within the communication services sector broadly, along with an underweight to information technology, detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.00%	7.52%	12.51%
Class A without sales charges	19.57%	8.75%	13.15%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,162,213,356
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 5,390,909
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,162,213,356
Number of fund holdings	280
Total advisory fees paid for the year	$ 5,390,909
Portfolio turnover rate for the year	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.1%
Software	7.9%
Banks	7.7%
Interactive Media & Services	5.0%
Technology Hardware, Storage & Peripherals	4.7%
Aerospace & Defense	4.6%
Pharmaceuticals	4.4%
Biotechnology	4.1%
Oil, Gas & Consumable Fuels	3.9%
Broadline Retail	3.1%
Machinery	2.5%
Entertainment	2.3%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Insurance	2.2%
Automobiles	2.0%
Health Care Providers & Services	1.9%
Consumer Staples Distribution & Retail	1.7%
Financial Services	1.6%
Capital Markets	1.6%
Electrical Equipment	1.6%
Hotels, Restaurants & Leisure	1.5%
Multi-Utilities	1.3%
Energy Equipment & Services	1.3%
Electronic Equipment, Instruments & Components	1.1%
Industry Classification	% of Net Assets
Specialty Retail	1.1%
Chemicals	1.0%
IT Services	1.0%
Household Durables	1.0%
Metals & Mining	0.9%
Building Products	0.9%
Communications Equipment	0.9%
Ground Transportation	0.7%
Professional Services	0.6%
Health Care Equipment & Supplies	0.6%
Retail REITs	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Industrial Conglomerates	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Residential REITs	0.5%
Trading Companies & Distributors	0.5%
Life Sciences Tools & Services	0.5%
Industrial REITs	0.5%
Electric Utilities	0.5%
Others*	4.1%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class C
Trading Symbol	PRECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class C	$198	1.81%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally advanced but experienced bouts of volatility. Despite sticky inflation, higher longer-term rates, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty (primarily the U.S. war with Iran), equities gained ground due to a broadening of market leadership beyond mega-cap technology stocks that was supported by resilient earnings, as many areas of the market saw growth accelerate off weak, year-ago comparisons after several years of sub-trend fundamentals. Generally speaking, small caps outperformed large caps, and value outperformed growth over the period.
■
Stock selection within the healthcare (led by biotechnology) and financials (driven by capital markets) sectors contributed the most to the
Fund’s performance relative to its benchmark, the Russell 3000 Index (the “Index”).
■
Conversely, security selection within the communication services sector broadly, along with an underweight to information technology, detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	17.50%	7.71%	12.10%
Class C without sales charges	18.50%	7.71%	12.10%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,162,213,356
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 5,390,909
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,162,213,356
Number of fund holdings	280
Total advisory fees paid for the year	$ 5,390,909
Portfolio turnover rate for the year	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.1%
Software	7.9%
Banks	7.7%
Interactive Media & Services	5.0%
Technology Hardware, Storage & Peripherals	4.7%
Aerospace & Defense	4.6%
Pharmaceuticals	4.4%
Biotechnology	4.1%
Oil, Gas & Consumable Fuels	3.9%
Broadline Retail	3.1%
Machinery	2.5%
Entertainment	2.3%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Insurance	2.2%
Automobiles	2.0%
Health Care Providers & Services	1.9%
Consumer Staples Distribution & Retail	1.7%
Financial Services	1.6%
Capital Markets	1.6%
Electrical Equipment	1.6%
Hotels, Restaurants & Leisure	1.5%
Multi-Utilities	1.3%
Energy Equipment & Services	1.3%
Electronic Equipment, Instruments & Components	1.1%
Industry Classification	% of Net Assets
Specialty Retail	1.1%
Chemicals	1.0%
IT Services	1.0%
Household Durables	1.0%
Metals & Mining	0.9%
Building Products	0.9%
Communications Equipment	0.9%
Ground Transportation	0.7%
Professional Services	0.6%
Health Care Equipment & Supplies	0.6%
Retail REITs	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Industrial Conglomerates	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Residential REITs	0.5%
Trading Companies & Distributors	0.5%
Life Sciences Tools & Services	0.5%
Industrial REITs	0.5%
Electric Utilities	0.5%
Others*	4.1%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class Z
Trading Symbol	PEQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class Z	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally advanced but experienced bouts of volatility. Despite sticky inflation, higher longer-term rates, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty (primarily the U.S. war with Iran), equities gained ground due to a broadening of market leadership beyond mega-cap technology stocks that was supported by resilient earnings, as many areas of the market saw growth accelerate off weak, year-ago comparisons after several years of sub-trend fundamentals. Generally speaking, small caps outperformed large caps, and value outperformed growth over the period.
■
Stock selection within the healthcare (led by biotechnology) and financials (driven by capital markets) sectors contributed the most to the
Fund’s performance relative to its benchmark, the Russell 3000 Index (the “Index”).
■
Conversely, security selection within the communication services sector broadly, along with an underweight to information technology, detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	19.94%	9.06%	13.47%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 3000 Index	20.10%	11.80%	14.84%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,162,213,356
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 5,390,909
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,162,213,356
Number of fund holdings	280
Total advisory fees paid for the year	$5,390,909
Portfolio turnover rate for the year	69%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.1%
Software	7.9%
Banks	7.7%
Interactive Media & Services	5.0%
Technology Hardware, Storage & Peripherals	4.7%
Aerospace & Defense	4.6%
Pharmaceuticals	4.4%
Biotechnology	4.1%
Oil, Gas & Consumable Fuels	3.9%
Broadline Retail	3.1%
Machinery	2.5%
Entertainment	2.3%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Insurance	2.2%
Automobiles	2.0%
Health Care Providers & Services	1.9%
Consumer Staples Distribution & Retail	1.7%
Financial Services	1.6%
Capital Markets	1.6%
Electrical Equipment	1.6%
Hotels, Restaurants & Leisure	1.5%
Multi-Utilities	1.3%
Energy Equipment & Services	1.3%
Electronic Equipment, Instruments & Components	1.1%
Industry Classification	% of Net Assets
Specialty Retail	1.1%
Chemicals	1.0%
IT Services	1.0%
Household Durables	1.0%
Metals & Mining	0.9%
Building Products	0.9%
Communications Equipment	0.9%
Ground Transportation	0.7%
Professional Services	0.6%
Health Care Equipment & Supplies	0.6%
Retail REITs	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Industrial Conglomerates	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Residential REITs	0.5%
Trading Companies & Distributors	0.5%
Life Sciences Tools & Services	0.5%
Industrial REITs	0.5%
Electric Utilities	0.5%
Others*	4.1%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Jennison Blend Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Blend Fund
Class Name	Class R6
Trading Symbol	PBQQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class R6	$69	0.63%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally advanced but experienced bouts of volatility. Despite sticky inflation, higher longer-term rates, changing expectations for U.S. Federal Reserve policy, concerns about artificial intelligence (AI) capital spending, and geopolitical uncertainty (primarily the U.S. war with Iran), equities gained ground due to a broadening of market leadership beyond mega-cap technology stocks that was supported by resilient earnings, as many areas of the market saw growth accelerate off weak, year-ago comparisons after several years of sub-trend fundamentals. Generally speaking, small caps outperformed large caps, and value outperformed growth over the period.
■
Stock selection within the healthcare (led by biotechnology) and financials (driven by capital markets) sectors contributed the most to the
Fund’s performance relative to its benchmark, the Russell 3000 Index (the “Index”).
■
Conversely, security selection within the communication services sector broadly, along with an underweight to information technology, detracted the most from relative results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	19.93%	9.07%	12.83% (10/26/2017)
S&P 500 Index	20.38%	12.79%	15.02%
Russell 3000 Index	20.10%	11.80%	14.41%

Performance Inception Date	Oct. 26, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,162,213,356
Holdings Count | Holding	280
Advisory Fees Paid, Amount	$ 5,390,909
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$1,162,213,356
Number of fund holdings	280
Total advisory fees paid for the year	$5,390,909
Portfolio turnover rate for the year	69%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.1%
Software	7.9%
Banks	7.7%
Interactive Media & Services	5.0%
Technology Hardware, Storage & Peripherals	4.7%
Aerospace & Defense	4.6%
Pharmaceuticals	4.4%
Biotechnology	4.1%
Oil, Gas & Consumable Fuels	3.9%
Broadline Retail	3.1%
Machinery	2.5%
Entertainment	2.3%
Affiliated Mutual Fund - Short-Term Investment (1.0% represents investments purchased with collateral from securities on loan)	2.3%
Insurance	2.2%
Automobiles	2.0%
Health Care Providers & Services	1.9%
Consumer Staples Distribution & Retail	1.7%
Financial Services	1.6%
Capital Markets	1.6%
Electrical Equipment	1.6%
Hotels, Restaurants & Leisure	1.5%
Multi-Utilities	1.3%
Energy Equipment & Services	1.3%
Electronic Equipment, Instruments & Components	1.1%
Industry Classification	% of Net Assets
Specialty Retail	1.1%
Chemicals	1.0%
IT Services	1.0%
Household Durables	1.0%
Metals & Mining	0.9%
Building Products	0.9%
Communications Equipment	0.9%
Ground Transportation	0.7%
Professional Services	0.6%
Health Care Equipment & Supplies	0.6%
Retail REITs	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Industrial Conglomerates	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Residential REITs	0.5%
Trading Companies & Distributors	0.5%
Life Sciences Tools & Services	0.5%
Industrial REITs	0.5%
Electric Utilities	0.5%
Others*	4.1%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets